Earnings Per Common Share - Summary of Computation of Basic and Diluted Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income available to common shareholders	$ 84,090	$ 77,227	$ 75,205
Denominator:
Weighted-average shares	15,394,971	15,412,365	15,407,078
Effect of dilutive securities – restricted stock units and warrants	18,861	0	1,063
Earnings per common share:	15,413,832	15,412,365	15,408,141
Earnings per common share:
Basic earnings per common share	$ 5.46	$ 5.01	$ 4.88
Diluted earnings per common share	$ 5.46	$ 5.01	$ 4.88